Revolving Credit Facility and Interest Rate Cap (Details Narrative) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 25, 2023	Nov. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Mar. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Revolving credit facility, net				$ 58,523				$ 72,731
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member]
Short-Term Debt [Line Items]
Derivative liabilities							$ 200
Derivative notional amount							$ 58,700
Derivative fixed interest rate							4.90%
Fair value adjustment of derivatives				200
Subsequent Event [Member]
Short-Term Debt [Line Items]
Revolving credit facility, net						$ 58,700
Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate					3.50%
Credit Agreement [Member] | Keybanc Capital Markets [Member]
Short-Term Debt [Line Items]
Line of credit maximum borrowing capacity	$ 58,700		$ 75,000
Debt instrument convenant maximum leverage ratio			65.00%
Revolving credit facility, net								$ 73,700
Debt extinguishment	15,000	$ 15,000
Debt instrument unencumbered cash	7,000
Write off deferred debt issuance cost	$ 100
Debt unamortized discount				$ 200
Credit Agreement [Member] | Keybanc Capital Markets [Member] | Minimum [Member] | Base Rate [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate			1.75%
Credit Agreement [Member] | Keybanc Capital Markets [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate			0.75%
Credit Agreement [Member] | Keybanc Capital Markets [Member] | Maximum [Member] | Base Rate [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate			3.00%
Credit Agreement [Member] | Keybanc Capital Markets [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate			2.00%